Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net revenues	$ 177,526	$ 153,290	$ 139,367
Cost of revenues	148,669	126,762	114,000
Gross profit	28,857	26,528	25,367
Operating expenses	18,519	17,074	16,568
Operating profit	10,338	9,454	8,799
Interest expense, net	1,058	838	600
Loss on early extinguishment of debt	643	0	521
Income before income tax provision	8,637	8,616	7,678
Income tax provision	3,317	3,386	3,033
Income from continuing operations	5,320	5,230	4,645
Income (loss) from discontinued operations, net of tax	(1)	9	(1)
Net income	5,319	5,239	4,644
Net income attributable to noncontrolling interest	(2)	(2)	0
Net income attributable to CVS Health	$ 5,317	$ 5,237	$ 4,644
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 4.93	$ 4.65	$ 3.98
Loss from discontinued operations attributable to CVS Health (in dollars per share)	0.00	0.01	0.00
Net income attributable to CVS Health (in dollars per share)	$ 4.93	$ 4.66	$ 3.98
Weighted average common shares outstanding (in shares)	1,073	1,118	1,161
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 4.91	$ 4.62	$ 3.96
Loss from discontinued operations attributable to CVS Health (in dollars per share)	0.00	0.01	0.00
Net income attributable to CVS Health (in dollars per share)	$ 4.90	$ 4.63	$ 3.96
Weighted average common shares outstanding (in shares)	1,079	1,126	1,169
Dividends declared per common share (in dollars per share)	$ 1.700	$ 1.40	$ 1.10